Lease prepayments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Lease Prepayments [Abstract]
Disclosure of detailed information about lease prepayments [Text Block]
	March 31, 2019	March 31, 2018
Towards land and buildings*	1,322,748	1,344,845
	1,322,748	1,344,845

* Includes
₹
1,317,696 (March 2018:
₹
1,321,247) paid for acquiring leasehold rights of land for construction of Data Centers.